Share Capital Disclosure: Schedule of Stock Options Outstanding (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Stock Options Outstanding

Number of options outstanding and exercisable	Exercise price	Grant date	Expiry date
500,000	$0.35	August 5, 2015	January 1, 2021
500,000	$0.35	August 5, 2015	April 1, 2021
500,000	$0.35	August 5, 2015	July 1, 2021
2,050,000	$0.35	August 24, 2017	August 23, 2022
3,550,000	$0.35

Number of options outstanding and exercisable	Exercise price	Grant date	Expiry date
2,500,000(1)	$0.05	November 25, 2014	August 26, 2020
2,500,000(2)	$0.35	August 5, 2015	August 5, 2020
2,050,000	$0.35	August 24, 2017	August 23, 2022
7,050,000	$0.24